Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Entity Central Index Key	0000725781
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 25, 2022
Document Effective Date	Aug. 26, 2022
Prospectus Date	Aug. 26, 2022
INVESCO AMERICAN VALUE FUND | CLASS A
Prospectus:
Trading Symbol	MSAVX
INVESCO AMERICAN VALUE FUND | CLASS C
Prospectus:
Trading Symbol	MSVCX
INVESCO AMERICAN VALUE FUND | CLASS Y
Prospectus:
Trading Symbol	MSAIX
INVESCO AMERICAN VALUE FUND | CLASS R5
Prospectus:
Trading Symbol	MSAJX
INVESCO AMERICAN VALUE FUND | CLASS R
Prospectus:
Trading Symbol	MSARX
INVESCO AMERICAN VALUE FUND | Class R6
Prospectus:
Trading Symbol	MSAFX
INVESCO COMSTOCK FUND | CLASS A
Prospectus:
Trading Symbol	ACSTX
INVESCO COMSTOCK FUND | CLASS C
Prospectus:
Trading Symbol	ACSYX
INVESCO COMSTOCK FUND | CLASS Y
Prospectus:
Trading Symbol	ACSDX
INVESCO COMSTOCK FUND | CLASS R5
Prospectus:
Trading Symbol	ACSHX
INVESCO COMSTOCK FUND | CLASS R
Prospectus:
Trading Symbol	ACSRX
INVESCO COMSTOCK FUND | Class R6
Prospectus:
Trading Symbol	ICSFX
Invesco Comstock Select Fund | Class C
Prospectus:
Trading Symbol	CGRCX
Invesco Comstock Select Fund | Class R
Prospectus:
Trading Symbol	CGRNX
Invesco Comstock Select Fund | Class R6
Prospectus:
Trading Symbol	OGRIX
Invesco Comstock Select Fund | Class Y
Prospectus:
Trading Symbol	CGRYX
Invesco Comstock Select Fund | Class R5
Prospectus:
Trading Symbol	IOVVX
Invesco Comstock Select Fund | Class A
Prospectus:
Trading Symbol	CGRWX
INVESCO Dividend Income Fund | Class R
Prospectus:
Trading Symbol	CGRNX
INVESCO Dividend Income Fund | Class A
Prospectus:
Trading Symbol	IAUTX
INVESCO Dividend Income Fund | Class C
Prospectus:
Trading Symbol	IUTCX
INVESCO Dividend Income Fund | Investor Class
Prospectus:
Trading Symbol	FSTUX
INVESCO Dividend Income Fund | CLASS R5
Prospectus:
Trading Symbol	FSIUX
INVESCO Dividend Income Fund | Class Y
Prospectus:
Trading Symbol	IAUYX
INVESCO Dividend Income Fund | Class R6
Prospectus:
Trading Symbol	IFUTX
INVESCO Energy Fund | Class A
Prospectus:
Trading Symbol	IENAX
INVESCO Energy Fund | Class C
Prospectus:
Trading Symbol	IEFCX
INVESCO Energy Fund | Investor Class
Prospectus:
Trading Symbol	FSTEX
INVESCO Energy Fund | CLASS R5
Prospectus:
Trading Symbol	IENIX
INVESCO Energy Fund | Class Y
Prospectus:
Trading Symbol	IENYX
INVESCO Energy Fund | Class R6
Prospectus:
Trading Symbol	IENSX
Invesco Gold & Special Minerals Fund | Class C
Prospectus:
Trading Symbol	OGMCX
Invesco Gold & Special Minerals Fund | Class R
Prospectus:
Trading Symbol	OGMNX
Invesco Gold & Special Minerals Fund | Class Y
Prospectus:
Trading Symbol	OGMYX
Invesco Gold & Special Minerals Fund | Class R5
Prospectus:
Trading Symbol	IOGYX
Invesco Gold & Special Minerals Fund | Class R6
Prospectus:
Trading Symbol	OGMIX
Invesco Gold & Special Minerals Fund | Class A
Prospectus:
Trading Symbol	OPGSX
INVESCO SMALL CAP VALUE FUND | CLASS A
Prospectus:
Trading Symbol	VSCAX
INVESCO SMALL CAP VALUE FUND | CLASS C
Prospectus:
Trading Symbol	VSMCX
INVESCO SMALL CAP VALUE FUND | CLASS Y
Prospectus:
Trading Symbol	VSMIX
INVESCO SMALL CAP VALUE FUND | CLASS R6
Prospectus:
Trading Symbol	SMVSX
INVESCO SMALL CAP VALUE FUND | Class R
Prospectus:
Trading Symbol	VSRAX
INVESCO Technology Fund | Class A
Prospectus:
Trading Symbol	ITYAX
INVESCO Technology Fund | Class C
Prospectus:
Trading Symbol	ITHCX
INVESCO Technology Fund | Investor Class
Prospectus:
Trading Symbol	FTCHX
INVESCO Technology Fund | CLASS R5
Prospectus:
Trading Symbol	FTPIX
INVESCO Technology Fund | Class Y
Prospectus:
Trading Symbol	ITYYX
INVESCO Technology Fund | Class R6
Prospectus:
Trading Symbol	FTPSX
INVESCO VALUE OPPORTUNITIES FUND | CLASS A
Prospectus:
Trading Symbol	VVOAX
INVESCO VALUE OPPORTUNITIES FUND | CLASS C
Prospectus:
Trading Symbol	VVOCX
INVESCO VALUE OPPORTUNITIES FUND | CLASS Y
Prospectus:
Trading Symbol	VVOIX
INVESCO VALUE OPPORTUNITIES FUND | Class R
Prospectus:
Trading Symbol	VVORX
INVESCO VALUE OPPORTUNITIES FUND | CLASS R5
Prospectus:
Trading Symbol	VVONX
INVESCO VALUE OPPORTUNITIES FUND | Class R6
Prospectus:
Trading Symbol	VVOSX